Fees Summary	Nov. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,000,000
Previously Paid Amount	0
Total Fee Amount	87
Total Offset Amount	0
Net Fee	$ 87
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A